UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22578

Vericimetry Funds

(Exact name of registrant as specified in charter)

1968 N. Lake Avenue, #303

Altadena, CA 91001

(Address of principal executive offices) (Zip code)

Dr. Mendel Fygenson

Vericimetry Advisors LLC

1968 N. Lake Avenue, #303

Altadena, CA 91001

(Name and address of agent for service)

Registrant's telephone number, including area code: (805) 570-1086

Date of fiscal year end: September 30

Date of reporting period: March 31, 2018

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Vericimetry U.S. Small Cap Value Fund

Semi-Annual Report

March 31, 2018

Vericimetry Funds

TABLE OF CONTENTS
March 31, 2018

Letter to Shareholders	1
Schedule of Investments	2
Financial Statements	16
Financial Highlights	19
Notes to Financial Statements	20
Expense Example	25
Other Information	26
Board Approval of Investment Management Agreement	27

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Except for historical information, the matters discussed in this report may constitute forward-looking statements. These include any predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current prospectus, other factors bearing on these statements include the accuracy of the Adviser’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser to implement its strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to applicable benchmarks.

Vericimetry Funds

LETTER TO SHAREHOLDERS
March 31, 2018 (Unaudited)

Dear Shareholders,

We are pleased to present the enclosed semi-annual report for the Vericimetry U.S. Small Cap Value Fund (the “Fund”) for the period ended March 31, 2018.

Vericimetry Advisors, LLC ( “the Adviser”) is an academically based, quantitatively structured investment adviser. We provide a selected group of elite financial advisors access to an enhanced index strategy for a well-defined asset class with a predetermined benchmark. The Fund’s objective is to achieve long-term capital appreciation through its principal investment strategies of investing in U.S. small capitalization and value securities.

The Fund invests in a wide and diverse universe of U.S. small capitalization value stocks using a structured quantitative investment approach based on a set of well defined fundamental characteristics that historically has shown to deliver the risk-premiums in U.S. small and value equities. Given our capacity advantage, we employ a multi-factor approach to identify value securities. To this end, securities considered for the Fund must pass a “value screen” which combines factors such as book-to-market, price-to-earnings, price-to-sales or price-to-operating cash flow.1

In an effort to enhance net returns to the investor, we implement disciplined and patient trading strategies. The Fund is managed with the intent of maintaining competitive management fees and low transaction costs, expenses and turnover in an effort to enhance net returns to the investor. We are committed to limiting the growth of the Fund’s assets under management once it reaches its optimal capacity.

We thank you for your investment in the Vericimetry U.S. Small Cap Value Fund and for the confidence and trust you place in the Adviser’s investment team.

Sincerely,

Dr. Mendel Fygenson

Chief Executive Officer

Economic, political, and issuer specific events may cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

[1]	Book-to-market is the value ratio of a company’s book value to its market value. Price-to-earnings, price-to-sales and price-to-operating cash flow ratios are the value of a company’s share price compared to its previous twelve months earnings per share, sales per share or operating cash flow per share, respectively.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS
As of March 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS – 95.6%
BASIC MATERIALS – 4.6%
A Schulman, Inc.	8,650	$371,950
AgroFresh Solutions, Inc.*	8,600	63,210
Allegheny Technologies, Inc.*[1]	13,800	326,784
American Vanguard Corp.	10,400	210,080
Carpenter Technology Corp.	19,700	869,164
Century Aluminum Co.*[1]	34,900	577,246
Chemours Co.	17,000	828,070
Clearwater Paper Corp.*	2,000	78,200
Cleveland-Cliffs, Inc.*[1]	12,300	85,485
Coeur Mining, Inc.*	18,800	150,400
Commercial Metals Co.	42,000	859,320
CSW Industrials, Inc.*	2,960	133,348
Domtar Corp.	1,500	63,810
Ferroglobe PLC*	13,500	144,855
Gold Resource Corp.	10,700	48,257
Hecla Mining Co.	142,400	522,608
Huntsman Corp.	3,650	106,763
Innophos Holdings, Inc.[1]	1,400	56,294
Innospec, Inc.	1,950	133,770
Intrepid Potash, Inc.*[1]	14,800	53,872
Kaiser Aluminum Corp.	4,913	495,722
Klondex Mines Ltd.*	27,900	65,565
KMG Chemicals, Inc.	5,031	301,608
Koppers Holdings, Inc.*	3,300	135,630
Kraton Corp.*	15,500	739,505
Kronos Worldwide, Inc.	22,100	499,460
Landec Corp.*	9,200	120,060
Materion Corp.	11,200	571,760
Mercer International, Inc.	21,200	263,940
Minerals Technologies, Inc.	2,500	167,375
Oil-Dri Corp. of America	1,400	56,266
Olin Corp.	18,670	567,381
OMNOVA Solutions, Inc.*	6,900	72,450
PH Glatfelter Co.	21,967	450,983
PolyOne Corp.	5,200	221,104
Rayonier Advanced Materials, Inc.[1]	14,150	303,800
Resolute Forest Products, Inc.*	18,400	152,720
Schnitzer Steel Industries, Inc. - Class A	10,800	349,380
Schweitzer-Mauduit International, Inc.	3,900	152,685
Shiloh Industries, Inc.*	5,600	48,720
Stepan Co.	8,850	736,143
Tronox Ltd. - Class A	33,300	614,052
United States Steel Corp.[1]	14,000	492,660
Univar, Inc.*	5,400	149,850
Universal Stainless & Alloy Products, Inc.*	3,300	90,750
Valhi, Inc.	14,500	87,870
COMMON STOCKS (Continued)
BASIC MATERIALS (Continued)
Verso Corp. - Class A*	7,300	122,932
		13,713,857
COMMUNICATIONS – 3.2%
1-800-Flowers.com, Inc. - Class A*	3,813	44,993
AH Belo Corp. - Class A	9,635	49,620
ATN International, Inc.[1]	4,329	258,095
Blucora, Inc.*	25,500	627,300
Boingo Wireless, Inc.*	4,200	104,034
Chegg, Inc.*	8,200	169,412
Comtech Telecommunications Corp.	11,100	331,779
Daily Journal Corp.*	200	45,698
EchoStar Corp. - Class A*	4,800	253,296
eGain Corp.*	18,500	147,075
Entercom Communications Corp. - Class A	25,200	243,180
Entravision Communications Corp. - Class A1	8,800	41,360
ePlus, Inc.*	8,280	643,356
EW Scripps Co. - Class A	13,216	158,460
Frontier Communications Corp.[1]	9,050	67,151
Gannett Co., Inc.[1]	38,600	385,228
Gray Television, Inc.*[1]	25,200	320,040
GTT Communications, Inc.*[1]	4,000	226,800
Harmonic, Inc.*	12,700	48,260
Hawaiian Telcom Holdco, Inc.*	1,100	29,348
Infinera Corp.*[1]	9,400	102,084
Iridium Communications, Inc.*	30,100	338,625
Lands' End, Inc.*[1]	3,500	81,725
Liquidity Services, Inc.*	18,700	121,550
Meredith Corp.[1]	5,200	279,760
MSG Networks, Inc.*	3,700	83,620
NETGEAR, Inc.*	10,600	606,320
New Media Investment Group, Inc.	15,500	265,670
New York Times Co. - Class A1	13,200	318,120
Oclaro, Inc.*[1]	12,500	119,500
PC-Tel, Inc. *	13,300	95,494
Perficient, Inc.*	4,900	112,308
Preformed Line Products Co.	700	45,563
Proofpoint, Inc.*[1]	1,800	204,570
QuinStreet, Inc.*	11,300	144,301
Quotient Technology, Inc.*[1]	10,100	132,310
RealNetworks, Inc.*	13,900	42,534
Rubicon Project, Inc.*	15,500	27,900
Saga Communications, Inc. - Class A	2,700	100,575
Scholastic Corp.[1]	14,430	560,461
Spok Holdings, Inc.	15,100	225,745
TechTarget, Inc.*	9,300	184,884

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Telephone & Data Systems, Inc.	16,900	$473,707
TESSCO Technologies, Inc.	1,900	43,985
TiVo Corp.	17,460	236,583
Tribune Media Co. - Class A	3,900	157,989
ViaSat, Inc.*[1]	2,900	190,588
Vonage Holdings Corp.*	16,900	179,985
		9,670,941
CONSUMER, CYCLICAL – 16.0%
Abercrombie & Fitch Co. - Class A	33,200	803,772
AMC Entertainment Holdings, Inc. - Class A1	5,900	82,895
America's Car-Mart, Inc.*	3,700	186,665
American Axle & Manufacturing Holdings, Inc.*	26,000	395,720
American Eagle Outfitters, Inc.	19,100	380,663
Anixter International, Inc.*	4,300	325,725
Asbury Automotive Group, Inc.*	1,000	67,500
Ascena Retail Group, Inc.*	31,900	64,119
AV Homes, Inc.*	8,620	159,901
Barnes & Noble Education, Inc.*	9,100	62,699
Barnes & Noble, Inc.	20,600	101,970
Bassett Furniture Industries, Inc.	4,050	122,918
Beacon Roofing Supply, Inc.*	5,910	313,644
Beazer Homes USA, Inc.*	18,000	287,100
Bed Bath & Beyond, Inc.	4,100	86,059
Belmond Ltd. - Class A*	24,550	273,732
Big 5 Sporting Goods Corp.[1]	14,300	103,675
Big Lots, Inc.[1]	1,600	69,648
Biglari Holdings, Inc.*	100	40,841
Blue Bird Corp.*[1]	2,000	47,400
Boot Barn Holdings, Inc.*[1]	15,000	265,950
Boyd Gaming Corp.[1]	11,900	379,134
Buckle, Inc.[1]	5,200	115,180
Burlington Stores, Inc.*	2,300	306,245
Caesars Entertainment Corp.*[1]	39,925	449,156
Caleres, Inc.	20,300	682,080
Callaway Golf Co.	20,350	332,926
Carrols Restaurant Group, Inc.*	12,100	135,520
Cato Corp. - Class A	15,500	228,470
Cavco Industries, Inc.*[1]	600	104,250
Century Casinos, Inc.*	5,600	41,776
Century Communities, Inc.*[1]	7,972	238,761
Chico's FAS, Inc.	36,900	333,576
Children's Place, Inc.	4,140	559,935
Choice Hotels International, Inc.	4,800	384,720
Churchill Downs, Inc.	960	234,288
Citi Trends, Inc.	9,100	281,281
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Columbia Sportswear Co.	10,816	826,667
Commercial Vehicle Group, Inc.*	8,600	66,650
Conn's, Inc.*[1]	6,100	207,400
Cooper Tire & Rubber Co.[1]	6,200	181,660
Cooper-Standard Holdings, Inc.*	5,150	632,471
Copa Holdings S.A. - Class A	2,200	282,986
Crocs, Inc.*	8,500	138,125
Dana, Inc.	10,600	273,056
Deckers Outdoor Corp.*[1]	10,600	954,318
Del Frisco's Restaurant Group, Inc.*	6,400	97,600
Del Taco Restaurants, Inc.*	9,400	97,384
Delta Apparel, Inc.*	3,600	64,872
Denny's Corp.*	5,700	87,951
Dick's Sporting Goods, Inc.[1]	12,500	438,125
Dillard's, Inc. - Class A1	6,500	522,210
Douglas Dynamics, Inc.	2,500	108,375
DSW, Inc. - Class A	27,400	615,404
El Pollo Loco Holdings, Inc.*	4,500	42,750
Eldorado Resorts, Inc.*[1]	12,272	404,976
Express, Inc.*	23,300	166,828
EZCORP, Inc. - Class A*	34,200	451,440
Fiesta Restaurant Group, Inc.*	4,800	88,800
Finish Line, Inc. - Class A1	15,500	209,870
FirstCash, Inc.	11,208	910,650
Flexsteel Industries, Inc.	2,172	85,968
Fogo De Chao, Inc.*[1]	3,500	55,125
Foundation Building Materials, Inc.*	4,100	61,131
Fox Factory Holding Corp.*	3,000	104,700
Francesca's Holdings Corp.*	12,900	61,920
G-III Apparel Group Ltd.*	15,100	568,968
Gaia, Inc.*	7,700	119,350
GameStop Corp. - Class A1	24,000	302,880
Genesco, Inc.*[1]	8,400	341,040
Golden Entertainment, Inc.*	10,000	232,300
Green Brick Partners, Inc.*	7,898	86,088
Group 1 Automotive, Inc.	10,600	692,604
Guess?, Inc.	45,850	950,929
H&E Equipment Services, Inc.	6,700	257,883
Hamilton Beach Brands Holding Co. - Class B	2,891	61,347
Haverty Furniture Cos., Inc.	3,600	72,540
Hawaiian Holdings, Inc.	2,412	93,344
Hibbett Sports, Inc.*	12,600	301,770
Hooker Furniture Corp.	4,060	149,002
Houston Wire & Cable Co.*	9,800	71,785
ILG, Inc.	26,700	830,637
Installed Building Products, Inc.*	2,400	144,120

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Interface, Inc.	4,900	$123,480
International Speedway Corp. - Class A	5,600	246,960
J.C. Penney Co., Inc.*[1]	21,000	63,420
Jack in the Box, Inc.	970	82,770
Johnson Outdoors, Inc. - Class A	4,300	266,600
KB Home	34,000	967,300
Kewaunee Scientific Corp.	1,300	44,265
Kimball International, Inc. - Class B	9,000	153,360
La Quinta Holdings, Inc.*[1]	14,300	270,413
La-Z-Boy, Inc.	8,130	243,494
Lakeland Industries, Inc.*	5,200	67,340
LCI Industries[1]	1,460	152,059
LGI Homes, Inc.*[1]	5,700	402,249
Liberty TripAdvisor Holdings, Inc. - Class A*	8,100	87,075
Lifetime Brands, Inc.	4,847	60,103
M/I Homes, Inc.*	14,900	474,565
Malibu Boats, Inc. - Class A*[1]	3,300	109,593
Marcus Corp.	11,980	363,593
Marine Products Corp.	11,901	166,733
MarineMax, Inc.*	9,400	182,830
Marriott Vacations Worldwide Corp.	7,000	932,400
MDC Holdings, Inc.	29,926	835,534
Meritage Homes Corp.*	14,700	665,175
Meritor, Inc.*	11,400	234,384
Miller Industries, Inc.	5,025	125,625
Mobile Mini, Inc.	16,000	696,000
Modine Manufacturing Co.*	27,504	581,710
Monarch Casino & Resort, Inc.*	9,300	393,297
Movado Group, Inc.	8,950	343,680
Navistar International Corp.*	10,900	381,173
Office Depot, Inc.	102,600	220,590
Oxford Industries, Inc.	2,900	216,224
Party City Holdco, Inc.*[1]	10,600	165,360
PC Connection, Inc.	13,242	331,050
Penn National Gaming, Inc.*	16,587	435,575
Perry Ellis International, Inc.*	13,900	358,620
PICO Holdings, Inc. *	3,200	36,640
Pier 1 Imports, Inc.	20,200	65,044
Pool Corp.	1,100	160,842
RCI Hospitality Holdings, Inc.	6,300	178,857
Reading International, Inc. - Class A*	11,989	199,617
Red Lion Hotels Corp.*	12,700	123,825
Red Robin Gourmet Burgers, Inc.*[1]	3,100	179,800
Red Rock Resorts, Inc. - Class A	8,100	237,168
Regis Corp.*	25,246	381,972
Rocky Brands, Inc.[1]	3,600	77,220
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Rush Enterprises, Inc. - Class A*	14,337	609,179
Rush Enterprises, Inc. - Class B*	4,880	197,054
ScanSource, Inc.*	9,300	330,615
Scientific Games Corp.*[1]	8,600	357,760
Shoe Carnival, Inc.	9,600	228,480
Skechers U.S.A., Inc. - Class A*	3,910	152,060
Skyline Corp.*	3,400	74,800
SkyWest, Inc.	30,980	1,685,312
Sonic Automotive, Inc. - Class A	11,200	212,240
SORL Auto Parts, Inc.*[1]	9,100	59,241
Spartan Motors, Inc.	14,327	246,424
Speedway Motorsports, Inc.	16,619	296,151
Standard Motor Products, Inc.	1,700	80,869
Steven Madden Ltd.	6,900	302,910
Strattec Security Corp.	1,392	50,599
Superior Industries International, Inc.	9,400	125,020
Superior Uniform Group, Inc.	3,554	93,364
Systemax, Inc.	3,800	108,490
Tailored Brands, Inc.	13,000	325,780
Taylor Morrison Home Corp. - Class A*	18,600	433,008
Tilly's, Inc. - Class A	8,390	94,807
Titan International, Inc.	14,350	180,954
Titan Machinery, Inc.*	5,747	135,399
Toro Co.	2,200	137,390
Tower International, Inc.	6,200	172,050
TRI Pointe Group, Inc.*[1]	41,900	688,417
Triton International Ltd./Bermuda	13,500	413,100
Tuesday Morning Corp.*	28,000	110,600
Unifi, Inc.*	5,497	199,266
UniFirst Corp.	4,500	727,425
Urban Outfitters, Inc.*	16,100	595,056
Vera Bradley, Inc.*	8,200	87,002
Veritiv Corp.*	4,700	184,240
Vista Outdoor, Inc.*[1]	21,500	350,880
Visteon Corp.*	1,100	121,264
VOXX International Corp.*	6,900	34,155
Wabash National Corp.[1]	16,900	351,689
Wendy's Co.[1]	10,100	177,255
Wesco Aircraft Holdings, Inc.*	17,100	175,275
WESCO International, Inc.*	7,050	437,452
William Lyon Homes - Class A*	18,500	508,565
Wolverine World Wide, Inc.	10,700	309,230
Zumiez, Inc.*	13,000	310,700
		48,123,004
CONSUMER, NON-CYCLICAL – 13.0%
AAC Holdings, Inc.*[1]	4,700	53,956
Aaron's, Inc.	14,100	657,060

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Abaxis, Inc.	1,100	$77,682
ABM Industries, Inc.	4,350	145,638
Acadia Healthcare Co., Inc.*	1,900	74,442
ACCO Brands Corp.	54,600	685,230
Achillion Pharmaceuticals, Inc.*	17,600	65,296
Acorda Therapeutics, Inc.*	9,400	222,310
Addus HomeCare Corp.*	2,000	97,300
Adtalem Global Education, Inc.*[1]	17,400	827,370
Agenus, Inc.*	21,700	102,207
Alico, Inc.[1]	1,900	51,680
Almost Family, Inc.*	3,900	218,400
AMAG Pharmaceuticals, Inc.*	12,900	259,935
American Public Education, Inc.*	11,600	498,800
American Renal Associates Holdings, Inc.*[1]	4,900	92,365
Analogic Corp.	2,800	268,520
Andersons, Inc.	8,700	287,970
AngioDynamics, Inc.*	9,700	167,325
Anika Therapeutics, Inc.*	700	34,804
ARC Document Solutions, Inc.*	18,100	39,820
Array BioPharma, Inc.*	6,700	109,344
Ascent Capital Group, Inc. - Class A*	3,500	12,880
Assembly Biosciences, Inc.*	4,223	207,518
Atara Biotherapeutics, Inc.*[1]	2,500	97,500
Barrett Business Services, Inc.	1,700	140,896
CAI International, Inc.*	10,100	214,726
Cambium Learning Group, Inc.*	9,600	107,520
Career Education Corp.*	15,806	207,691
Carriage Services, Inc.	3,100	85,746
CBIZ, Inc.*	14,300	260,975
Central Garden & Pet Co. - Class A*	26,770	1,060,360
Cerus Corp.*	9,300	50,964
Chemed Corp.	1,300	354,718
Chimerix, Inc.*	8,700	45,240
Civeo Corp.*	12,100	45,617
Collegium Pharmaceutical, Inc.*[1]	3,100	79,205
Community Health Systems, Inc.*[1]	24,600	97,416
Concert Pharmaceuticals, Inc.*	2,800	64,120
CONMED Corp.	11,400	721,962
Corcept Therapeutics, Inc.*[1]	7,900	129,955
CorVel Corp.*	1,700	85,935
Corvus Pharmaceuticals, Inc.*	5,300	61,109
CRA International, Inc.	5,800	303,282
Cross Country Healthcare, Inc.*	4,300	47,773
CSS Industries, Inc.	3,300	57,750
CTI BioPharma Corp.*	13,700	53,430
Cutera, Inc.*	4,300	216,075
Darling Ingredients, Inc.*	57,500	994,750
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Dean Foods Co.	14,300	123,266
Depomed, Inc.*	8,500	56,015
Diplomat Pharmacy, Inc.*[1]	5,500	110,825
Editas Medicine, Inc.*	2,400	79,560
Emergent BioSolutions, Inc.*	2,700	142,155
Enanta Pharmaceuticals, Inc.*	4,950	400,504
Endocyte, Inc.*[1]	9,200	83,628
Ennis, Inc.	12,100	238,370
Ensign Group, Inc.	5,340	140,442
Envision Healthcare Corp.*[1]	3,600	138,348
Epizyme, Inc.*	8,200	145,550
Esperion Therapeutics, Inc.*	4,700	339,951
Exelixis, Inc.*	6,750	149,513
Fate Therapeutics, Inc.*[1]	4,200	40,992
FONAR Corp.*	1,800	53,640
Franklin Covey Co.*	3,700	99,530
Fresh Del Monte Produce, Inc.	23,100	1,045,044
FTI Consulting, Inc.*	18,600	900,426
G1 Therapeutics, Inc.*	1,200	44,460
Grand Canyon Education, Inc.*	2,700	283,284
Great Lakes Dredge & Dock Corp.*	33,300	153,180
Green Dot Corp. - Class A*[1]	15,100	968,816
Haemonetics Corp.*	1,300	95,108
Halyard Health, Inc.*	1,900	87,552
Harvard Bioscience, Inc.*	7,100	35,500
HealthEquity, Inc.*	2,700	163,458
Heidrick & Struggles International, Inc.	11,600	362,500
Hertz Global Holdings, Inc.*[1]	16,600	329,510
Huron Consulting Group, Inc.*	2,200	83,820
ICF International, Inc.	8,798	514,243
ICU Medical, Inc.*	1,600	403,840
Immunomedics, Inc.*[1]	10,200	149,022
Impax Laboratories, Inc.*[1]	11,800	229,510
Ingles Markets, Inc. - Class A	7,650	258,952
Innoviva, Inc.*[1]	12,300	205,041
Inogen, Inc.*[1]	1,500	184,260
Insperity, Inc.	5,900	410,345
Integer Holdings Corp.*	11,560	653,718
Inter Parfums, Inc.	2,800	132,020
Intra-Cellular Therapies, Inc.*	9,500	199,975
Invacare Corp.[1]	11,200	194,880
Iovance Biotherapeutics, Inc.*	8,000	135,200
John B Sanfilippo & Son, Inc.	3,168	183,332
Jounce Therapeutics, Inc.*[1]	6,200	138,570
K12, Inc.*	10,750	152,435
Kelly Services, Inc. - Class A	18,900	548,856
Kindred Healthcare, Inc.	11,900	108,885

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Korn/Ferry International	9,020	$465,342
Lantheus Holdings, Inc.*	4,500	71,550
LendingTree, Inc.*[1]	2,500	820,375
LHC Group, Inc.*	5,900	363,204
Liberty Tax, Inc.[1]	4,500	45,450
LifePoint Health, Inc.*	6,800	319,600
LSC Communications, Inc.	13,400	233,830
MacroGenics, Inc.*	8,400	211,344
Magellan Health, Inc.*	10,700	1,145,970
Matthews International Corp. - Class A	1,230	62,238
McGrath RentCorp	8,035	431,399
Medicines Co.*[1]	1,900	62,586
Merit Medical Systems, Inc.*	7,000	317,450
MGP Ingredients, Inc.[1]	4,746	425,194
Miragen Therapeutics, Inc.*[1]	6,300	44,163
Misonix, Inc.*[1]	4,600	45,540
Molina Healthcare, Inc.*[1]	1,500	121,770
Momenta Pharmaceuticals, Inc.*	3,900	70,785
MyoKardia, Inc.*	400	19,520
Myriad Genetics, Inc.*	25,400	750,570
National HealthCare Corp.[1]	2,800	166,964
Natural Alternatives International, Inc.*	5,100	56,100
Natural Health Trends Corp.[1]	3,600	68,436
Navigant Consulting, Inc.*	22,000	423,280
Nuvectra Corp.*	7,200	93,744
Nymox Pharmaceutical Corp.*[1]	16,500	69,795
On Assignment, Inc.*	1,000	81,880
PDL BioPharma, Inc.*	52,300	153,762
Performant Financial Corp.*	22,215	66,645
Pfenex, Inc.*	10,800	64,800
Phibro Animal Health Corp. - Class A	1,600	63,520
Providence Service Corp.*	1,900	131,366
PTC Therapeutics, Inc.*	4,700	127,182
Quad/Graphics, Inc.	14,425	365,674
Quorum Health Corp.*	16,700	136,606
RadNet, Inc.*	13,169	189,634
RCM Technologies, Inc.	4,400	25,388
Resources Connection, Inc.	8,100	131,220
Retractable Technologies, Inc.*	32,600	33,578
Rocket Pharmaceuticals, Inc.*[1]	12,975	243,281
RPX Corp.	20,700	221,283
RR Donnelley & Sons Co.	24,200	211,266
RTI Surgical, Inc.*	9,500	43,700
S&W Seed Co.*[1]	8,500	30,600
Sabre Corp.[1]	4,000	85,800
Sanderson Farms, Inc.[1]	4,150	493,933
Sarepta Therapeutics, Inc.*	4,200	311,178
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Seaboard Corp.	64	272,960
SEACOR Marine Holdings, Inc.*	9,600	182,592
Select Medical Holdings Corp.*	48,949	844,370
Seneca Foods Corp. - Class A*	5,000	138,500
ServiceSource International, Inc.*	16,500	62,865
Smart & Final Stores, Inc.*	8,500	47,175
SP Plus Corp.*	2,400	85,440
SpartanNash Co.	18,500	318,385
Spectrum Pharmaceuticals, Inc.*	16,300	262,267
Strayer Education, Inc.	850	85,893
SUPERVALU, Inc.*	3,500	53,305
Surgery Partners, Inc.*[1]	18,400	315,560
Team, Inc.*[1]	8,500	116,875
Tejon Ranch Co.*	2,800	64,708
Textainer Group Holdings Ltd.*[1]	7,800	132,210
Tivity Health, Inc.*	8,400	333,060
Travelport Worldwide Ltd.	4,300	70,262
TriNet Group, Inc.*[1]	6,100	282,552
Triple-S Management Corp. - Class B*	15,500	405,170
TrueBlue, Inc.*	11,600	300,440
United Natural Foods, Inc.*	18,800	807,272
Viad Corp.	7,500	393,375
Weight Watchers International, Inc.*[1]	5,500	350,460
Weis Markets, Inc.[1]	5,852	239,815
WellCare Health Plans, Inc.*	600	116,178
Willdan Group, Inc.*	1,700	48,195
Zafgen, Inc.*	9,700	72,265
Zogenix, Inc.*	2,400	96,120
		39,157,362
ENERGY – 6.7%
Adams Resources & Energy, Inc.	1,975	85,913
Archrock, Inc.	30,700	268,625
Bristow Group, Inc.[1]	8,200	106,600
California Resources Corp.*[1]	9,000	154,350
Callon Petroleum Co.*[1]	42,600	564,024
CARBO Ceramics, Inc.*[1]	8,200	59,450
Clean Energy Fuels Corp.*	38,500	63,525
Cloud Peak Energy, Inc.*	26,200	76,242
CNX Resources Corp.*	6,600	101,838
CONSOL Energy, Inc.*	825	23,900
CVR Energy, Inc.[1]	4,200	126,924
Dawson Geophysical Co.*	5,700	38,418
Delek U.S. Holdings, Inc.	46,538	1,894,097
Denbury Resources, Inc.*[1]	98,700	270,438
Diamond Offshore Drilling, Inc.*[1]	12,900	189,114
Dril-Quip, Inc.*	10,200	456,960
Ensco PLC - Class A1	92,979	408,178

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
EP Energy Corp. - Class A*[1]	26,700	$35,778
Era Group, Inc.*	5,400	50,490
Exterran Corp.*	7,800	208,260
First Solar, Inc.*	1,700	120,666
Flotek Industries, Inc.*	17,000	103,700
FutureFuel Corp.	8,000	95,920
Green Plains, Inc.	14,100	236,880
Gulf Island Fabrication, Inc.	5,500	39,050
Hallador Energy Co.	10,100	69,387
Helix Energy Solutions Group, Inc.*	43,500	251,865
HighPoint Resources Corp.*	28,400	144,272
Independence Contract Drilling, Inc.*	20,000	75,600
Matador Resources Co.*[1]	15,900	475,569
Matrix Service Co.*	12,500	171,250
McDermott International, Inc.*	102,640	625,078
MRC Global, Inc.*	14,800	243,312
Murphy USA, Inc.*[1]	900	65,520
Nabors Industries Ltd.[1]	128,000	894,720
NACCO Industries, Inc. - Class A	2,891	94,969
Natural Gas Services Group, Inc.*	8,141	194,163
Newpark Resources, Inc.*[1]	32,400	262,440
Noble Corp. plc*	21,200	78,652
Oasis Petroleum, Inc.*	87,300	707,130
Oceaneering International, Inc.	7,400	137,196
Oil States International, Inc.*	16,400	429,680
Patterson-UTI Energy, Inc.	38,100	667,131
PBF Energy, Inc. - Class A	43,000	1,457,700
PDC Energy, Inc.*[1]	17,100	838,413
Pioneer Energy Services Corp.*	22,500	60,750
QEP Resources, Inc.*	35,400	346,566
Renewable Energy Group, Inc.*	11,700	149,760
REX American Resources Corp.*	4,318	314,350
Ring Energy, Inc.*	12,500	179,375
Rowan Cos. Plc - Class A*	48,500	559,690
RPC, Inc.[1]	4,100	73,923
RSP Permian, Inc.*	14,550	682,104
Sanchez Energy Corp.*[1]	21,300	66,669
SEACOR Holdings, Inc.*	10,254	523,979
SemGroup Corp. - Class A	11,000	235,400
SM Energy Co.[1]	8,300	149,649
SRC Energy, Inc.*	10,800	101,844
Stone Energy Corp.*	3,200	118,720
SunCoke Energy, Inc.*	30,400	327,104
Superior Energy Services, Inc.*	17,200	144,996
TETRA Technologies, Inc.*	27,400	102,750
Transocean Ltd.*[1]	61,900	612,810
Unit Corp.*	16,800	331,968
COMMON STOCKS (Continued)
ENERGY (Continued)
Warrior Met Coal, Inc.[1]	16,400	459,364
Whiting Petroleum Corp.*	14,900	504,216
WildHorse Resource Development Corp.*[1]	6,200	118,358
WPX Energy, Inc.*[1]	29,250	432,315
		20,260,047
FINANCIAL – 27.5%
1st Source Corp.	10,812	547,303
Access National Corp.	3,702	105,618
ACNB Corp.	2,100	61,425
Air Lease Corp.	12,700	541,274
Aircastle Ltd.	19,560	388,462
Alexander & Baldwin, Inc.[1]	4,939	114,239
Allegiance Bancshares, Inc.*	800	31,320
Ambac Financial Group, Inc.*	11,800	185,024
American Equity Investment Life Holding Co.	46,290	1,359,074
American National Bankshares, Inc.	1,366	51,362
American National Insurance Co.	1,900	222,224
American River Bankshares	1,300	20,163
Ameris Bancorp	5,000	264,500
AMERISAFE, Inc.	6,888	380,562
AmeriServ Financial, Inc.	6,700	26,800
AmTrust Financial Services, Inc.[1]	6,400	78,784
Argo Group International Holdings Ltd.	10,913	626,406
Arrow Financial Corp.	2,135	72,483
Artisan Partners Asset Management, Inc. - Class A	6,200	206,460
Aspen Insurance Holdings Ltd.	5,060	226,941
Associated Banc-Corp	14,253	354,187
Atlantic Coast Financial Corp.*	3,000	30,900
Atlas Financial Holdings, Inc.*	2,500	25,875
Axis Capital Holdings Ltd.	1,600	92,112
B. Riley Financial, Inc.[1]	4,300	83,850
Baldwin & Lyons, Inc. - Class B	7,000	154,000
BancFirst Corp.	2,384	126,590
Bancorp, Inc.*	14,000	151,200
BancorpSouth Bank	14,500	461,100
Bank of Commerce Holdings	9,300	108,345
Bank of Hawaii Corp.	1,700	141,270
Bank of Marin Bancorp	1,055	72,742
BankFinancial Corp.	9,450	160,461
Bankwell Financial Group, Inc.	1,600	51,648
Banner Corp.	3,110	172,574
Bar Harbor Bankshares	4,654	129,009
Bear State Financial, Inc.[1]	4,900	50,225
Beneficial Bancorp, Inc.	8,600	133,730
Berkshire Hills Bancorp, Inc.	9,036	342,916

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Blue Hills Bancorp, Inc.	3,500	$72,975
BofI Holding, Inc.*[1]	7,800	316,134
BOK Financial Corp.	2,400	237,576
Boston Private Financial Holdings, Inc.	11,900	179,095
Bridge Bancorp, Inc.	2,300	77,165
Brookline Bancorp, Inc.	25,600	414,720
Bryn Mawr Bank Corp.	477	20,964
C&F Financial Corp.	1,100	57,860
Camden National Corp.	4,271	190,060
Cannae Holdings, Inc.*	17,400	328,164
Capital City Bank Group, Inc.	4,745	117,439
Capitol Federal Financial, Inc.	29,900	369,265
Carolina Financial Corp.	3,600	141,408
Cass Information Systems, Inc.	1,540	91,645
Cathay General Bancorp	18,000	719,640
CenterState Bank Corp.	8,200	217,546
Central Pacific Financial Corp.	3,000	85,380
Central Valley Community Bancorp	3,760	73,546
Century Bancorp, Inc. - Class A	815	64,711
Charter Financial Corp.	4,300	87,677
Chemical Financial Corp.	11,490	628,273
Citizens & Northern Corp.	700	16,163
City Holding Co.	3,499	239,891
Civista Bancshares, Inc.[1]	5,240	119,786
Clifton Bancorp, Inc.	6,400	100,160
CNB Financial Corp.[1]	4,430	128,869
CNO Financial Group, Inc.	51,980	1,126,407
CoBiz Financial, Inc.	6,400	125,440
Codorus Valley Bancorp, Inc.	1,173	32,985
Colony Bankcorp, Inc.	2,100	34,020
Columbia Banking System, Inc.	15,000	629,250
Community Bank System, Inc.	4,872	260,944
Community Bankers Trust Corp.*	3,286	29,574
Community Financial Corp.[1]	900	33,498
Community Trust Bancorp, Inc.	1,580	71,416
ConnectOne Bancorp, Inc.	6,100	175,680
County Bancorp, Inc.	2,700	78,867
Cowen, Inc.*	6,650	87,780
Crawford & Co. - Class B	8,300	68,226
Customers Bancorp, Inc.*	8,050	234,657
CVB Financial Corp.	16,200	366,768
Dime Community Bancshares, Inc.	4,900	90,160
Donegal Group, Inc. - Class A	5,031	79,490
Eagle Bancorp, Inc.*	2,137	127,899
EMC Insurance Group, Inc.	7,749	209,843
Employers Holdings, Inc.	18,200	736,190
Encore Capital Group, Inc.*[1]	6,900	311,880
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Enova International, Inc.*	18,900	416,745
Enstar Group Ltd.*	2,100	441,525
Entegra Financial Corp.*	2,300	66,700
Enterprise Bancorp, Inc.	4,500	158,805
Enterprise Financial Services Corp.	4,500	211,050
ESSA Bancorp, Inc.	11,128	163,248
Evans Bancorp, Inc.	2,900	131,225
Evercore, Inc. - Class A	1,000	87,200
Farmers Capital Bank Corp.	2,000	79,900
Farmers National Banc Corp.	5,600	77,560
FBL Financial Group, Inc. - Class A	14,400	998,640
Federal Agricultural Mortgage Corp. - Class C	7,808	679,452
Fidelity Southern Corp.	6,407	147,809
Financial Institutions, Inc.	8,730	258,408
First American Financial Corp.	7,460	437,753
First Bancorp, Inc.[1]	3,070	85,899
First BanCorp/Puerto Rico*	74,600	449,092
First Bancorp/Southern Pines NC	5,900	210,335
First Bancshares, Inc.[1]	1,086	35,024
First Bank/Hamilton NJ	1,300	18,720
First Busey Corp.	14,229	422,886
First Business Financial Services, Inc.	3,812	95,910
First Citizens BancShares, Inc. - Class A	1,000	413,240
First Commonwealth Financial Corp.	33,960	479,855
First Community Bancshares, Inc.	5,200	155,220
First Defiance Financial Corp.	7,850	449,962
First Financial Bancorp	12,900	378,615
First Financial Bankshares, Inc.[1]	5,900	273,170
First Financial Corp.	3,081	128,170
First Financial Northwest, Inc.	5,400	90,450
First Horizon National Corp.	27,608	519,859
First Internet Bancorp	2,300	85,100
First Interstate BancSystem, Inc. - Class A	7,926	313,473
First Merchants Corp.	12,605	525,628
First Mid-Illinois Bancshares, Inc.	1,732	63,131
First Midwest Bancorp, Inc.	28,600	703,274
First of Long Island Corp.[1]	5,025	137,936
First United Corp.*	6,300	120,960
Flagstar Bancorp, Inc.*	7,400	261,960
Flushing Financial Corp.	8,900	239,944
FNB Corp.[1]	43,652	587,119
Forestar Group, Inc.*	11,300	238,995
FRP Holdings, Inc.*	1,200	67,200
Fulton Financial Corp.	56,400	1,001,100
GAIN Capital Holdings, Inc.[1]	5,200	35,100
Genworth Financial, Inc. - Class A*	34,500	97,635

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
German American Bancorp, Inc.	6,387	$213,006
Glacier Bancorp, Inc.	13,400	514,292
Global Indemnity Ltd.	2,000	69,040
Great Southern Bancorp, Inc.	2,415	120,629
Great Western Bancorp, Inc.	4,960	199,739
Green Bancorp, Inc.*	6,700	149,075
Greenhill & Co., Inc.[1]	11,800	218,300
Guaranty Bancorp	3,000	85,050
Guaranty Federal Bancshares, Inc.	965	21,992
Hallmark Financial Services, Inc.*	9,599	85,623
Hancock Holding Co.	22,700	1,173,590
Hanmi Financial Corp.	4,200	129,150
Hanover Insurance Group, Inc.	6,900	813,441
HCI Group, Inc.[1]	1,500	57,240
Health Insurance Innovations, Inc. - Class A*[1]	3,700	106,930
Heartland Financial USA, Inc.[1]	3,500	185,675
Heritage Commerce Corp.	7,540	124,259
Heritage Financial Corp.	7,070	216,342
Heritage Insurance Holdings, Inc.[1]	7,400	112,184
HFF, Inc. - Class A	7,200	357,840
Hilltop Holdings, Inc.	17,547	411,653
Hingham Institution for Savings	200	41,200
HMN Financial, Inc.*	1,020	18,870
Home Bancorp, Inc.	3,920	169,226
HomeStreet, Inc.*	9,400	269,310
Hope Bancorp, Inc.	23,717	431,412
Horace Mann Educators Corp.	18,000	769,500
Horizon Bancorp	4,561	136,876
IBERIABANK Corp.	10,671	832,338
Independence Holding Co.	6,550	233,508
Independent Bank Corp.	4,889	111,958
Independent Bank Corp./Rockland MA	6,500	465,075
Independent Bank Group, Inc.	3,300	233,310
Infinity Property & Casualty Corp.	7,240	857,216
International Bancshares Corp.	17,700	688,530
INTL. FCStone, Inc.*[1]	3,445	147,033
Investment Technology Group, Inc.	3,575	70,571
Investors Title Co.[1]	1,000	199,900
Janus Henderson Group PLC	15,478	512,167
Kearny Financial Corp.	14,800	192,400
Kemper Corp.	20,830	1,187,310
Kingstone Cos., Inc.	2,600	43,680
Lakeland Bancorp, Inc.	13,435	266,685
Lakeland Financial Corp.	4,750	219,593
Legg Mason, Inc.	7,200	292,680
LPL Financial Holdings, Inc.	6,200	378,634
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Macatawa Bank Corp.	4,200	43,134
Maiden Holdings Ltd.	30,740	199,810
MainSource Financial Group, Inc.	8,082	328,533
Malvern Bancorp, Inc.*[1]	1,246	32,396
Marlin Business Services Corp.	5,500	155,925
MB Financial, Inc.	12,543	507,741
MBT Financial Corp.	7,000	75,250
Mercantile Bank Corp.	4,830	160,598
Mercury General Corp.	10,800	495,396
Meridian Bancorp, Inc.	9,000	181,350
Meta Financial Group, Inc.	3,800	414,960
MGIC Investment Corp.*	54,700	711,100
MidSouth Bancorp, Inc.	3,200	40,480
MidWestOne Financial Group, Inc.	2,100	69,909
MutualFirst Financial, Inc.	2,626	95,193
National Bankshares, Inc.[1]	1,700	76,585
National Commerce Corp.*	2,600	113,230
National Western Life Group, Inc. - Class A	1,900	579,272
Nationstar Mortgage Holdings, Inc.*	8,200	147,272
Navient Corp.[1]	4,400	57,728
Navigators Group, Inc.	19,666	1,133,745
NBT Bancorp, Inc.	5,400	191,592
Nelnet, Inc. - Class A	6,700	351,147
Nicolet Bankshares, Inc.*	2,265	124,734
NMI Holdings, Inc. - Class A*	19,500	322,725
Northeast Bancorp	2,410	49,405
Northrim BanCorp, Inc.	3,320	114,706
Northwest Bancshares, Inc.	20,108	332,988
Norwood Financial Corp.	900	27,081
OceanFirst Financial Corp.	11,509	307,866
Ocwen Financial Corp.*[1]	29,500	121,540
OFG Bancorp[1]	17,700	184,965
Old Line Bancshares, Inc.	1,300	42,900
Old National Bancorp	33,566	567,265
Old Point Financial Corp.	861	22,713
Old Second Bancorp, Inc.	14,600	202,940
Oppenheimer Holdings, Inc. - Class A	5,300	136,475
Opus Bank	2,400	67,200
Oritani Financial Corp.	8,152	125,133
Orrstown Financial Services, Inc.	2,733	66,002
Pacific Premier Bancorp, Inc.*	5,778	232,276
Park National Corp.	2,100	217,896
Parke Bancorp, Inc.	2,904	60,403
Pathfinder Bancorp, Inc.	1,600	24,480
Peapack Gladstone Financial Corp.	3,895	130,054
PennyMac Financial Services, Inc. - Class A*	2,500	56,625

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Peoples Bancorp, Inc.	1,800	$63,810
Pinnacle Financial Partners, Inc.	11,323	726,937
Piper Jaffray Cos.	6,800	564,740
PRA Group, Inc.*[1]	7,250	275,500
Preferred Bank/Los Angeles CA	5,600	359,520
Premier Financial Bancorp, Inc.	3,930	73,137
Primerica, Inc.	2,200	212,520
ProAssurance Corp.	5,500	267,025
Provident Financial Holdings, Inc.	4,300	77,787
Provident Financial Services, Inc.	14,800	378,732
QCR Holdings, Inc.	2,640	118,404
R1 RCM, Inc.*	23,000	164,220
Radian Group, Inc.	15,100	287,504
RE/MAX Holdings, Inc. - Class A	1,900	114,855
Regional Management Corp.*	9,100	289,744
Renasant Corp.	13,203	561,920
Riverview Bancorp, Inc.	12,348	115,330
RLI Corp.[1]	4,200	266,238
S&T Bancorp, Inc.	10,016	400,039
Safety Insurance Group, Inc.	6,550	503,367
Sandy Spring Bancorp, Inc.	4,031	156,242
Seacoast Banking Corp. of Florida*	7,875	208,451
Selective Insurance Group, Inc.	30,293	1,838,785
ServisFirst Bancshares, Inc.	5,500	224,510
Shore Bancshares, Inc.	3,600	67,896
SI Financial Group, Inc.	3,700	53,280
Sierra Bancorp	7,700	205,128
Simmons First National Corp. - Class A	12,864	365,981
SLM Corp.*	4,900	54,929
South State Corp.	5,889	502,332
Southern First Bancshares, Inc.*	2,000	89,000
Southern National Bancorp of Virginia, Inc.	3,504	55,503
Southside Bancshares, Inc.	7,666	266,317
St. Joe Co.*	4,500	84,825
State Auto Financial Corp.	15,545	444,121
State Bank Financial Corp.	9,400	282,094
Sterling Bancorp[1]	68,296	1,540,075
Stewart Information Services Corp.	7,280	319,883
Stifel Financial Corp.	13,350	790,720
Stock Yards Bancorp, Inc.	3,150	110,565
Summit Financial Group, Inc.	4,001	100,065
Sutherland Asset Management Corp.	5,600	84,840
Synovus Financial Corp.	8,828	440,870
TCF Financial Corp.	13,500	307,935
Texas Capital Bancshares, Inc.*	3,800	341,620
Third Point Reinsurance Ltd.*	18,000	251,100
Timberland Bancorp, Inc.	4,878	148,291
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Tiptree, Inc.	8,100	51,435
Tompkins Financial Corp.	2,729	206,749
Towne Bank/Portsmouth VA	5,392	154,211
TriCo Bancshares	4,525	168,421
TriState Capital Holdings, Inc.*	6,900	160,425
Triumph Bancorp, Inc.*	5,400	222,480
TrustCo Bank Corp. NY	19,200	162,240
Trustmark Corp.	20,750	646,570
Two River Bancorp[1]	1,890	34,115
Umpqua Holdings Corp.	50,724	1,086,001
Union Bankshares Corp.	14,727	540,628
United Bankshares, Inc.	4,341	153,020
United Community Bancorp	2,295	57,834
United Community Banks, Inc.	16,200	512,730
United Community Financial Corp.[1]	40,760	401,894
United Financial Bancorp, Inc.	7,289	118,082
United Fire Group, Inc.	17,370	831,328
United Insurance Holdings Corp.	3,006	57,535
United Security Bancshares/Fresno CA	8,200	88,150
Unity Bancorp, Inc.	3,303	72,666
Universal Insurance Holdings, Inc.[1]	13,760	438,944
Univest Corp. of Pennsylvania	13,530	374,781
Valley National Bancorp	5,191	64,680
Veritex Holdings, Inc.*	8,900	246,263
Virtus Investment Partners, Inc.	1,100	136,180
Waddell & Reed Financial, Inc. - Class A	20,100	406,221
Walker & Dunlop, Inc.	10,800	641,736
Washington Federal, Inc.[1]	28,200	975,720
Washington Trust Bancorp, Inc.	1,900	102,125
Waterstone Financial, Inc.	8,924	154,385
Webster Financial Corp.[1]	9,240	511,896
WesBanco, Inc.	11,343	479,809
West Bancorporation, Inc.	2,220	56,832
Westamerica Bancorporation[1]	4,300	249,744
Western New England Bancorp, Inc.	13,581	144,638
Wintrust Financial Corp.	12,700	1,092,835
WMIH Corp.*	30,900	43,878
World Acceptance Corp.*	3,000	315,900
WSFS Financial Corp.	7,159	342,916
		82,898,660
INDUSTRIAL – 18.7%
AAON, Inc.[1]	9,400	366,600
AAR Corp.[1]	19,400	855,734
Actuant Corp. - Class A	4,900	113,925
Advanced Energy Industries, Inc.*	1,300	83,070
Aegion Corp.*	16,389	375,472
Aerovironment, Inc.*[1]	4,400	200,244

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Air Transport Services Group, Inc.*	41,000	$956,120
Alamo Group, Inc.	5,500	604,450
Albany International Corp. - Class A	3,600	225,720
Allied Motion Technologies, Inc.	5,206	206,939
American Railcar Industries, Inc.[1]	2,600	97,266
American Woodmark Corp.*	700	68,915
ArcBest Corp.	13,000	416,650
Arotech Corp.*[1]	10,300	31,415
Astec Industries, Inc.	4,397	242,626
Atlas Air Worldwide Holdings, Inc.*	17,050	1,030,672
AVX Corp.	10,700	177,085
Barnes Group, Inc.	13,600	814,504
Bel Fuse, Inc. - Class B	2,780	52,542
Belden, Inc.	2,100	144,774
Benchmark Electronics, Inc.	23,800	710,430
Berry Global Group, Inc.*	2,920	160,045
Boise Cascade Co.	2,100	81,060
Brady Corp. - Class A	5,300	196,895
Briggs & Stratton Corp.	20,700	443,187
BWX Technologies, Inc.	6,800	432,004
Casella Waste Systems, Inc. - Class A*	9,400	219,772
Chart Industries, Inc.*	11,400	672,942
Chase Corp.	800	93,160
Chicago Bridge & Iron Co. N.V.[1]	4,900	70,560
Coherent, Inc.*[1]	2,339	438,329
Columbus McKinnon Corp.	6,800	243,712
Comfort Systems USA, Inc.	4,700	193,875
Control4 Corp.*	2,200	47,256
Core Molding Technologies, Inc.	3,200	57,056
Costamare, Inc.[1]	11,800	73,632
Covenant Transportation Group, Inc. - Class A*	9,642	287,621
Cree, Inc.*[1]	23,400	943,254
CTS Corp.	10,900	296,480
Cubic Corp.	9,200	585,120
Curtiss-Wright Corp.	11,600	1,566,812
CyberOptics Corp.*[1]	2,600	46,800
DHT Holdings, Inc.	28,600	97,240
DMC Global, Inc.	6,300	168,525
Dorian LPG Ltd.*	11,471	85,918
Ducommun, Inc.*	8,022	243,708
Eastern Co.	2,500	71,250
Echo Global Logistics, Inc.*	17,000	469,200
Electro Scientific Industries, Inc.*	5,750	111,148
EMCOR Group, Inc.	7,500	584,475
Encore Wire Corp.	8,300	470,610
EnPro Industries, Inc.[1]	600	46,428
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
ESCO Technologies, Inc.	2,900	169,795
Esterline Technologies Corp.*	8,340	610,071
Fabrinet*	1,900	59,622
FARO Technologies, Inc.*[1]	4,400	256,960
Federal Signal Corp.	21,000	462,420
Fluidigm Corp.*	26,200	153,008
FreightCar America, Inc.	4,700	62,980
GasLog Ltd.	12,200	200,690
GATX Corp.[1]	18,640	1,276,654
Gencor Industries, Inc.*	7,200	115,920
Generac Holdings, Inc.*	3,900	179,049
General Cable Corp.	17,300	512,080
General Finance Corp.*	14,900	108,025
Gibraltar Industries, Inc.*	16,950	573,757
Global Brass & Copper Holdings, Inc.	2,200	73,590
Golar LNG Ltd.[1]	9,200	251,712
Granite Construction, Inc.	8,650	483,189
Greenbrier Cos., Inc.[1]	16,800	844,200
Greif, Inc. - Class A	8,900	465,025
Griffon Corp.	22,230	405,697
Hardinge, Inc.	9,900	181,368
Harsco Corp.*	18,200	375,830
Haynes International, Inc.	7,200	267,192
Heritage-Crystal Clean, Inc.*	5,800	136,590
Hornbeck Offshore Services, Inc.*[1]	16,900	49,179
Hub Group, Inc. - Class A*	11,500	481,275
Hurco Cos., Inc.	4,902	225,002
Hyster-Yale Materials Handling, Inc.	3,480	243,356
IES Holdings, Inc.*	7,900	119,685
II-VI, Inc.*	10,070	411,863
International Seaways, Inc.*[1]	3,200	56,320
Itron, Inc.*	2,300	164,565
John Bean Technologies Corp.	2,200	249,480
Kadant, Inc.	6,990	660,555
Kaman Corp.	2,000	124,240
KapStone Paper and Packaging Corp.	11,100	380,841
KBR, Inc.[1]	18,400	297,896
KEMET Corp.*	4,600	83,398
Kennametal, Inc.[1]	15,300	614,448
Kimball Electronics, Inc.*	16,200	261,630
Kirby Corp.*[1]	2,400	184,680
KLX, Inc.*	10,700	760,342
Knight-Swift Transportation Holdings, Inc.	6,300	289,863
Lawson Products, Inc.*	1,646	41,562
Layne Christensen Co.*	6,500	96,980
LB Foster Co. - Class A*	6,600	155,430
Louisiana-Pacific Corp.	12,960	372,859

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
LSB Industries, Inc.*[1]	8,800	$53,944
LSI Industries, Inc.	6,200	50,282
Lydall, Inc.*	7,338	354,059
Manitowoc Co., Inc.*	4,100	116,686
Marten Transport Ltd.	27,000	615,600
MasTec, Inc.*[1]	15,544	731,345
Matson, Inc.	1,800	51,552
Methode Electronics, Inc.	2,730	106,743
Moog, Inc. - Class A*	5,600	461,496
MSA Safety, Inc.	2,400	199,776
Mueller Water Products, Inc. - Class A	6,901	75,014
Multi-Color Corp.[1]	2,638	174,240
Myers Industries, Inc.	4,500	95,175
MYR Group, Inc.*	5,100	157,182
National Presto Industries, Inc.[1]	600	56,250
NL Industries, Inc.*	4,700	36,895
NN, Inc.	9,400	225,600
Nordson Corp.	1,100	149,974
Northwest Pipe Co.*	3,100	53,630
Novanta, Inc.*[1]	1,350	70,403
NV5 Global, Inc.*	1,100	61,325
Olympic Steel, Inc.	8,500	174,335
Orion Group Holdings, Inc.*	15,100	99,509
Oshkosh Corp.	1,900	146,813
PAM Transportation Services, Inc.*	5,006	181,968
Park Electrochemical Corp.	2,100	35,364
Park-Ohio Holdings Corp.	3,300	128,205
Patrick Industries, Inc.*	5,640	348,834
PGT Innovations, Inc.*	3,400	63,410
Plexus Corp.*	7,000	418,110
Ply Gem Holdings, Inc.*	4,300	92,880
Powell Industries, Inc.	2,600	69,784
Primoris Services Corp.	9,600	239,808
Quanex Building Products Corp.	9,000	156,600
Raven Industries, Inc.	3,100	108,655
Regal Beloit Corp.[1]	5,900	432,765
Rexnord Corp.*	8,800	261,184
Roadrunner Transportation Systems, Inc.*	5,200	13,208
Rogers Corp.*	2,200	262,988
Saia, Inc.*	10,800	811,620
Sanmina Corp.*	29,990	784,238
Scorpio Tankers, Inc.	36,910	72,344
Ship Finance International Ltd.[1]	15,765	225,440
SPX Corp.*	7,900	256,592
SPX FLOW, Inc.*	5,800	285,302
Standex International Corp.	500	47,675
Stoneridge, Inc.*	9,000	248,400
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Summit Materials, Inc. - Class A*	10,254	310,491
Synalloy Corp.	4,300	61,705
SYNNEX Corp.	9,500	1,124,800
Tech Data Corp.*	9,025	768,298
Teekay Corp.[1]	14,300	115,687
Teledyne Technologies, Inc.*	5,000	935,850
Terex Corp.	22,000	823,020
Tetra Tech, Inc.	11,850	580,057
TimkenSteel Corp.*	8,100	123,039
TopBuild Corp.*	14,700	1,124,844
Transcat, Inc.*	5,141	80,457
Tredegar Corp.	15,492	278,081
Trex Co., Inc.*	5,200	565,604
TriMas Corp.*	8,300	217,875
Trinseo S.A.	4,300	318,415
Triumph Group, Inc.[1]	9,000	226,800
TTM Technologies, Inc.*	60,944	931,834
Tutor Perini Corp.*[1]	23,500	518,175
Twin Disc, Inc.*	1,800	39,132
Ultralife Corp.*	9,900	99,000
Universal Forest Products, Inc.	21,850	709,032
USA Truck, Inc.*	6,100	155,489
Vishay Intertechnology, Inc.[1]	38,650	718,890
Vishay Precision Group, Inc.*	13,900	432,985
VSE Corp.	6,500	336,180
Watts Water Technologies, Inc. - Class A	3,400	264,180
Werner Enterprises, Inc.[1]	14,800	540,200
Willis Lease Finance Corp.*	3,500	119,980
Xerium Technologies, Inc.*	4,807	31,005
XPO Logistics, Inc.*[1]	17,612	1,793,078
ZAGG, Inc.*	8,360	101,992
Zebra Technologies Corp. - Class A*	1,000	139,190
		56,272,667
TECHNOLOGY – 5.8%
Acxiom Corp.*	6,200	140,802
Agilysys, Inc.*	4,700	56,024
Allscripts Healthcare Solutions, Inc.*	6,400	79,040
Alpha & Omega Semiconductor Ltd.*	20,050	309,772
Amkor Technology, Inc.*	69,200	700,996
Avid Technology, Inc.*[1]	8,600	39,044
AXT, Inc.*	14,450	104,763
Bottomline Technologies de, Inc.*	1,700	65,875
Brooks Automation, Inc.	30,600	828,648
Cabot Microelectronics Corp.	2,800	299,908
CACI International, Inc. - Class A*	12,200	1,846,470
Cavium, Inc.*	1,092	86,683
Cirrus Logic, Inc.*	2,500	101,575

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Cohu, Inc.	12,694	$289,550
Computer Task Group, Inc.*	6,200	50,778
Convergys Corp.	27,200	615,264
CSG Systems International, Inc.	1,700	76,993
Cypress Semiconductor Corp.[1]	36,453	618,243
Digi International, Inc.*	8,400	86,520
Digital Turbine, Inc.*[1]	30,800	61,908
Diodes, Inc.*	19,100	581,786
DSP Group, Inc.*	11,400	134,520
Ebix, Inc.[1]	12,370	921,565
EMCORE Corp.*	8,000	45,600
Engility Holdings, Inc.*	2,406	58,706
Entegris, Inc.	15,350	534,180
ExlService Holdings, Inc.*	3,410	190,176
FormFactor, Inc.*	19,036	259,841
InnerWorkings, Inc.*	4,400	39,820
Insight Enterprises, Inc.*	15,600	544,908
Key Tronic Corp.*	7,700	53,592
Kulicke & Soffa Industries, Inc.*	37,200	930,372
Lumentum Holdings, Inc.*[1]	2,800	178,640
ManTech International Corp. - Class A	15,280	847,582
MaxLinear, Inc.*[1]	3,533	80,376
Mercury Systems, Inc.*	5,100	246,432
Mitek Systems, Inc.*	7,300	54,020
MKS Instruments, Inc.	13,300	1,538,145
MTS Systems Corp.	1,800	92,970
NetScout Systems, Inc.*	12,600	332,010
NetSol Technologies, Inc.*	6,082	27,977
PAR Technology Corp.*	3,200	45,088
pdvWireless, Inc.*[1]	1,900	56,715
Photronics, Inc.*	41,100	339,075
QAD, Inc. - Class A	3,300	137,445
Ribbon Communications, Inc.*	8,700	44,370
Richardson Electronics Ltd./United States	3,900	31,005
Rudolph Technologies, Inc.*	6,470	179,219
Sigma Designs, Inc.*	10,800	66,960
Stratasys Ltd.*[1]	5,800	117,044
Super Micro Computer, Inc.*	9,218	156,706
Sykes Enterprises, Inc.*	11,797	341,405
Synchronoss Technologies, Inc.*	4,800	50,640
Syntel, Inc.*	4,500	114,885
Take-Two Interactive Software, Inc.*	2,000	195,560
Ultra Clean Holdings, Inc.*	3,050	58,713
Unisys Corp.*[1]	15,800	169,850
VASCO Data Security International, Inc.*	6,900	89,355
Veeco Instruments, Inc.*	5,600	95,200
Verint Systems, Inc.*	2,800	119,280
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Virtusa Corp.*	6,100	295,606
Xcerra Corp.*	11,800	137,470
Zynga, Inc. - Class A*	117,300	429,318
		17,422,983
UTILITIES – 0.1%
Ameresco, Inc. - Class A*	19,413	252,369

TOTAL COMMON STOCKS (Cost $205,522,563)		287,771,890

PREFERRED STOCKS – 0.0%
DIVERSIFIED – 0.0%
Steel Partners Holdings LP 6.00%, 2/7/2026[2]	2,291	47,126

TOTAL PREFERRED STOCKS (Cost $49,880)		47,126

	Principal Amount
CORPORATE BONDS – 0.0%
INDUSTRIAL – 0.0%
Mueller Industries, Inc. 6.00%, 3/1/2027[2]	$22,000	21,987

TOTAL CORPORATE BONDS (Cost $22,000)		21,987

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2018 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 0.5%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares - ETF*[1]	35,100	$836,784
SPDR S&P Metals & Mining ETF[1]	9,888	336,587
SPDR S&P Oil & Gas Equipment & Services ETF[1]	29,300	426,608

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,455,523)		1,599,979

RIGHTS – 0.0%
FINANCIAL – 0.0%
First Eagle Holdings, Inc.*	8,200	—

INDUSTRIAL – 0.0%
Babcock & Wilcox Enterprises, Inc.*	9,000	—

TOTAL RIGHTS (Cost $14,643)		—

MONEY MARKET INVESTMENTS – 18.6%
Blackrock Liquidity Funds FedFund Portfolio, 1.64%[3,4]	4,538,665	4,538,665
Federated Treasury Obligations Fund - Class Institutional, 1.48%[3,5]	10,756,261	10,756,261
Invesco Government & Agency Portfolio, 1.66%[3,4]	40,732,105	40,732,105

TOTAL MONEY MARKET INVESTMENTS
(Cost $56,027,031)		56,027,031

TOTAL INVESTMENTS – 114.7% (Cost $263,091,640)		345,468,013

Liabilities less other assets – (14.7)%		(44,328,811)

TOTAL NET ASSETS – 100.0%		$301,139,202

LP – Limited Partnership

PLC – Public Limited Company

*	Non-income producing security.

[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $44,525,907 at March 31, 2018.

[2]	Callable.

[3]	Variable rate security; the rate shown represents the rate at March 31, 2018.

[4]	Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $45,270,770 at March 31, 2018.

[5]	All or a portion of this security is segregated as collateral for options contracts. The total value of these securities is $5,000,000.

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SUMMARY OF INVESTMENTS
As of March 31, 2018 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Banks	14.0%
Insurance	7.1%
Retail	5.8%
Commercial Services	4.9%
Oil & Gas	4.4%
Electronics	3.3%
Savings & Loans	3.2%
Transportation	3.2%
Diversified Financial Services	2.8%
Semiconductors	2.8%
Chemicals	2.2%
Aerospace/Defense	2.2%
Home Builders	2.0%
Healthcare-Services	2.0%
Computers	1.9%
Engineering & Construction	1.8%
Building Materials	1.7%
Food	1.7%
Oil & Gas Services	1.5%
Biotechnology	1.4%
Machinery-Diversified	1.4%
Entertainment	1.3%
Miscellaneous Manufacturing	1.3%
Apparel	1.2%
Healthcare-Products	1.2%
Auto Parts & Equipment	1.2%
Telecommunications	1.2%
Lodging	1.2%
Software	1.1%
Internet	1.0%
Iron/Steel	1.0%
Distribution/Wholesale	1.0%
Media	1.0%
Pharmaceuticals	0.9%
Mining	0.9%
Trucking & Leasing	0.8%
Airlines	0.7%
Machinery-Construction & Mining	0.6%
Electrical Components & Equipment	0.6%
Metal Fabricate/Hardware	0.6%
Household Products/Wares	0.6%
Leisure Time	0.5%
Forest Products & Paper	0.4%
Hand/Machine Tools	0.4%
Packaging & Containers	0.4%
Environmental Control	0.4%
Coal	0.4%
Energy-Alternate Sources	0.3%
Storage/Warehousing	0.3%
Real Estate	0.3%
Auto Manufacturers	0.3%
Textiles	0.2%
Agriculture	0.2%
Beverages	0.1%
Investment Companies	0.1%
Home Furnishings	0.1%
Office Furnishings	0.1%
Electric	0.1%
Pipelines	0.1%
REITS	0.1%
Housewares	0.1%
Cosmetics/Personal Care	0.0%[1]
Total Common Stocks	95.6%
Preferred Stocks	0.0%
Corporate Bonds
Metal Fabricate/Hardware	0.0%
Total Corporate Bonds	0.0%
Exchange-Traded Funds	0.5%
Rights	0.0%
Money Market Investments	18.6%
Total Investments	114.7%
Liabilities less other assets	(14.7)%
Total Net Assets	100.0%

[1]	Resulted in less than 0.05% per industry.

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2018 (Unaudited)

ASSETS
Investments in securities, at value (cost $263,091,640)	$345,468,013	(1)
Cash	56,454
Cash held by broker for options contracts	253,186
Receivables:
Securities sold	1,006,164
Fund shares issued	32,730
Dividends and interest	204,211
Securities lending income	13,817
Prepaid expenses and other assets	34,932
Total assets	347,069,507

LIABILITIES
Collateral due to broker for securities loaned	45,270,770
Payables:
Securities purchased	455,787
Fund shares redeemed	35,965
Due to Trustees	2,164
Due to Adviser	117,522
Accrued other expenses	48,097
Total liabilities	45,930,305

NET ASSETS	$301,139,202

COMPONENTS OF NET ASSETS
Paid-in-capital	$210,388,528
Accumulated undistributed net investment income	366,006
Accumulated undistributed net realized gain on investments and purchased options contracts	8,008,295
Net unrealized appreciation on investments	82,376,373
NET ASSETS	$301,139,202

Shares outstanding no par value (unlimited shares authorized)	15,228,575

Net asset value, offering and redemption price per share	$19.77

(1)	Includes securities on loan of $44,525,907 (see Note 2).

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2018 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign withholding taxes of $330)	$2,167,570
Securities lending income	135,537
Interest	52,132
Total investment income	2,355,239

Expenses
Investment advisory fees	763,411
Fund accounting and administration fees and expenses	78,409
Transfer agent fees	52,173
Professional fees	23,436
Registration fees	23,185
Custody fees	20,562
Shareholder reporting fees	13,180
Insurance fees	5,416
Trustees' fees and expenses	4,339
Miscellaneous expenses	2,081
Interest expense	422
Total expenses	986,614
Expenses waived by the Adviser	(70,099)
Net expenses	916,515
Net investment income	1,438,724

Net Realized and Unrealized Gain on Investments and Purchased Options Contracts
Net realized gain on:
Investments	8,107,289
Purchased options contracts	253,608
Net realized gain	8,360,897
Net change in unrealized depreciation on investments	(6,042,017)
Net realized and unrealized gain on investments and purchased options contracts	2,318,880

Net Increase in Net Assets from Operations	$3,757,604

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
INCREASE IN NET ASSETS FROM
Operations
Net investment income	$1,438,724	$1,811,332
Net realized gain on investments and purchased options contracts	8,360,897	7,761,265
Net change in unrealized appreciation (depreciation) on investments	(6,042,017)	39,793,128
Net increase resulting from operations	3,757,604	49,365,725

Distributions to Shareholders
From net investment income	(1,238,734)	(1,770,699)
From net realized gains	(1,199,563)	—
Net decrease resulting from distributions	(2,438,297)	(1,770,699)

Capital Transactions
Proceeds from shares issued	16,435,403	39,098,119
Reinvestment of distributions	2,433,704	1,766,811
Cost of shares redeemed	(20,809,679)	(47,921,627)
Net decrease resulting from capital transactions	(1,940,572)	(7,056,697)

Total increase (decrease) in net assets	(621,265)	40,538,329

Net Assets
Beginning of year	301,760,467	261,222,138
End of year	$301,139,202	$301,760,467

Accumulated undistributed net investment income	$366,006	$166,016

Capital Share Activity
Shares issued	817,640	2,140,587
Shares reinvested	122,277	94,262
Shares redeemed	(1,036,062)	(2,606,935)
Net decrease in capital shares	(96,145)	(372,086)

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	For the Six Months Ended March 31, 2018 (Unaudited)		For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013
Net asset value, beginning of period	$19.69		$16.64	$14.98	$15.32	$14.89	$11.33
Income from Investment Operations:
Net investment income	0.09		0.12	0.14	0.16	0.10	0.16
Net realized and unrealized gain (loss) on investments	0.15		3.04	1.65	(0.32)	0.89	3.70
Total from investment operations	0.24		3.16	1.79	(0.16)	0.99	3.86

Less Distributions:
From net investment income	(0.08)		(0.11)	(0.13)	(0.14)	(0.08)	(0.16)
From net realized gain	(0.08)		—	—	(0.04)	(0.48)	(0.14)
Total distributions	(0.16)		(0.11)	(0.13)	(0.18)	(0.56)	(0.30)

Net asset value, end of period	$19.77		$19.69	$16.64	$14.98	$15.32	$14.89

Total return	1.22	%(1)	19.06%	12.01%	(1.10%)	6.70%	34.88%

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$301,139		$301,760	$261,222	$190,102	$161,458	$103,755

Ratio of expenses to average net assets (including interest expense)
Before fees reimbursed by the Adviser	0.65	%(2)	0.66%	0.68%	0.69%	0.72%	1.17%
After fees reimbursed by the Adviser	0.60	%(2)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets (including interest expense)
Before fees reimbursed by the Adviser	0.89	%(2)	0.58%	0.84%	0.91%	0.52%	0.59%
After fees reimbursed by the Adviser	0.94	%(2)	0.64%	0.92%	1.00%	0.64%	1.16%

Portfolio turnover rate	23	%(1)	42%	39%	34%	16%	24%

(1)	Not Annualized.

(2)	Annualized.

See accompanying Notes to Financial Statements.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS
As of March 31, 2018 (Unaudited)

1. Organization

Vericimetry Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940 as amended as an open-end management investment company. The Trust consists of one diversified series of shares: the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced operations on December 27, 2011.

2. Significant Accounting Policies

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board, Accounting Standards Codification Topic 946, Financial Services – Investment Companies including FASB Accounting Standard Update ASU 2013-08.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates and disclosure of contingent assets and liabilities.

(a)	Investment Valuation – Investments in securities traded on a national securities exchange, including common stocks, exchange-traded funds and rights, are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices. Debt securities are valued on the basis of bid-side prices. Money market investments are valued at their traded net asset value. Short-term investments may be valued at amortized cost, when it approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Vericimetry Advisors LLC (the “Adviser”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”).

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –	quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement to a Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2018 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as of March 31, 2018:

	Level 1	Level 2*	Level 3**	Total
Investments in Securities
Common Stocks*
Basic Materials	$13,713,857	$—	$—	$13,713,857
Communications	9,670,941	—	—	9,670,941
Consumer, Cyclical	48,061,657	61,347	—	48,123,004
Consumer, Non-Cyclical	39,157,362	—	—	39,157,362
Energy	20,260,047	—	—	20,260,047
Financial	82,898,660	—	—	82,898,660
Industrial	56,272,667	—	—	56,272,667
Technology	17,422,983	—	—	17,422,983
Utilities	252,369	—	—	252,369
Preferred Stocks
Diversified	47,126	—	—	47,126
Corporate Bonds**
Industrial	—	21,987	—	21,987
Exchange-Traded Funds	1,599,979	—	—	1,599,979
Rights	—	—	—	—
Money Market Investments	56,027,031	—	—	56,027,031
Total Investments in Securities	$345,384,679	$83,334	$—	$345,468,013

*	The Fund held a Level 1 security at March 31, 2018 which was classified as a Level 2 securities at September 30, 2017 because this security did not have any trading activity on September 29, 2017 the last business day of the fiscal year end and thus did not have a last reported sales price of the day. As a result, this security was valued in accordance with procedures established by and under the general supervision and responsibility of the Board. This Level 1 security which was held on September 29, 2017 was classified as a Level 2 security at that time. The amount of such transfers out of Level 2 into Level 1 at March 31, 2018 was $238,995.

**	All corporate bonds held in the Fund are classified as Level 2 securities.

***	There were no Level 3 securities as of March 31, 2018. There were no transfers into or out of Level 3 as of period end.

(b)	Investment Transactions, Investment Income and Expenses – Investment transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. Securities gains and losses are calculated based on highest cost, long-term holdings. Interest income is recognized on accrual basis and includes, where applicable, the amortization or accretion of premium or discount over the life of the security. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(c)	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund. The Fund may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2018 (Unaudited)

GAAP requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

GAAP requires management of the Fund to analyze all open tax years (for the Fund, tax years 2015-2017), as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended March 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d)	Distributions to Shareholders – The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(e)	Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income net of fees. The Fund may pay reasonable administrative and custodial fees in connection with the loan. A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, the Adviser (subject to oversight by the Board) will consider all relevant facts and circumstances, including the creditworthiness of the borrower. The loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned from securities’ loans of this type justifies the attendant risk. All loans are required to be secured continuously by collateral in cash, cash equivalents (negotiable certificates of deposit, bankers acceptances or letters of credit), or securities of the U.S. Government or its agencies maintained on a current basis at an amount at least equal to 102% of the current value of the securities loaned for domestic U.S. securities, (excluding Government Securities as defined below), and 105% of the current value of foreign equity loaned securities. Securities issued or guaranteed by the United States Government or its federal agencies or instrumentalities (“Government Securities”) may be maintained at 100% of current value. Collateral is received and maintained by the Fund’s securities lending agent concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund. The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice. While securities are on loan, the borrower will pay the Fund any income from the securities. Gain or loss in the value of securities loaned that may occur while the securities are on loan will be for the account of the Fund.

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will subject the Fund to the related investment risks. The Fund will not have the right to vote on any securities having voting rights during the existence of the loan. However, the Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions.

At March 31, 2018, the value of securities loaned by the Fund was $44,525,907 and the Fund received cash collateral of $45,270,770. Securities purchased via reinvestment of cash collateral received as part of the securities lending program consisted of institutional money market funds with overnight and continuous maturities.

(f)	Options – An option is an agreement whereby for a premium or fee, one party gains the right to buy (or sell) the underlying asset from the other party at a specified price on or after a specified date. The Fund may lose the value of the premium paid if the underlying asset does not change in price sufficiently and the Fund chooses not to exercise the option before it expires. The Fund may buy options on individual equities as a potentially cost effective way to gain exposure to these securities and possibly acquire or dispose of the underlying securities. The Fund may buy options on equity indexes or their ETF equivalents as a potentially cost effective way to gain exposure to these indexes.

(g)	Asset Coverage for Options Positions – The Fund is required to deposit and maintain margin with respect to its futures and options positions. Such margin deposits will vary depending on the nature of the underlying instrument (and the related initial margin requirements), the current market value of the instrument and other positions held by the Fund. The Fund will hold liquid assets

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2018 (Unaudited)

or enter into transactions to cover the underlying obligation or set aside in a segregated account at the Fund’s custodian liquid assets, such as cash, U.S. Government securities or other high grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be placed in the segregated account whenever the total value of the segregated account falls below the amount due on the underlying obligation. At March 31, 2018, such collateral is denoted in the Fund’s Schedule of Investments.

(h)	Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect. As there are no master netting arrangements relating to the Fund’s participation in securities lending, and all amounts related to securities lending are presented gross on the Fund’s Statement of Assets and Liabilities, no additional disclosures have been made on behalf of the Fund. Please reference Note 2(e) for additional disclosures related to securities lending, including collateral related to securities on loan.

3. Investment Advisory and Other Agreements

The Fund has entered into an Investment Advisory Agreement with the Adviser, pursuant to which the Adviser provides general investment advisory services for the Fund. For providing these services, the Adviser receives a fee from the Fund, accrued daily and paid monthly, at an annual rate equal to 0.50% of the Fund’s average daily net assets. However, the Adviser has contractually agreed through an Expense Limitation Agreement to waive its management fee or reimburse the Fund so that its total annual operating expenses (excluding non-operating costs, which includes but is not limited to taxes, interest, acquired fund fees and expenses, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed 0.60% of the Fund’s average daily net assets until January 31, 2019. For the six months ended March 31, 2018, the Fund accrued $763,411 in advisory fees under the Investment Advisory Agreement.

Under the terms of the Expense Limitation Agreement, if at any time the expenses of the Fund are less than the expense limitation, the Adviser retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed within the prior three fiscal years, to the extent that such reimbursement will not cause the Fund’s annualized expenses to exceed 0.60% of its average net assets on an annualized basis, or the expense limitation in place at time of waiver. The Fund is not obligated to reimburse the Adviser for fees previously waived or expenses previously assumed by the Adviser more than three fiscal years before the date of such reimbursement. All such reimbursements are contingent upon Board review and approval. As of March 31, 2018, reimbursements that may potentially be made by the Fund to the Adviser total $570,547, which expire as follows:

September 30, 2018	$162,276
September 30, 2019	$178,371
September 30, 2020	$159,801
September 30, 2021	$70,099

Certain officers and a Trustee of the Trust are also officers of the Adviser. Such persons are not compensated by the Fund for the services they provide to the Fund.

4. Federal Income Tax Information

At September 30, 2017, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of Investments	$239,612,076
Gross Unrealized Appreciation	$92,601,097
Gross Unrealized Depreciation	(4,572,914)
Net Unrealized Appreciation	$88,028,183

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2018 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2017, the components of accumulated earnings on a tax basis were as follows:

Undistributed Ordinary Income	$213,878
Undistributed Long-term Gains	1,199,559
Tax Accumulated Earnings	1,413,437
Accumulated Capital and Other Losses	$—
Unrealized Appreciation on Investments	88,028,183
Total Accumulated Earnings	$89,441,620

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions. During the year ended September 30, 2017, the Fund utilized $5,481,824 of short-term and $1,272,780 of long-term non-expiring capital loss carryovers.

The tax character of distributions paid during the fiscal years ended September 30, 2017 and September 30, 2016 were as follows:

	September 30, 2017	September 30, 2016
Distributions Paid From:
Ordinary Income	$1,770,699	$1,892,275
Long-term Capital Gains	—	—
Total Distributions	$1,770,699	$1,892,275

5. Investment Transactions

For the six months ended March 31, 2018, the Fund’s purchases and sales of investments, excluding short-term investments, were as follows:

Purchases	Sales
$ 68,607,361	$ 75,433,081

6. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

7. Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. There were no subsequent events or transactions that occurred that materially impacted the amounts or disclosures in the Fund’s financial statements, through the date of issuance of these financial statements.

Vericimetry Funds

EXPENSE EXAMPLE
For the Six Months Ended March 31, 2018 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2017 through March 31, 2018 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning account value October 1, 2017	Ending account value March 31, 2018	Expenses paid during the period ended March 31, 2018*
Actual Example	$ 1,000.00	$ 1,012.20	$ 3.01
Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,022.01	3.03

*	Expenses are equal to the Fund’s annualized expense ratio of 0.60% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period).

Vericimetry Funds

OTHER INFORMATION (Unaudited)

Proxy Voting

The Fund’s proxy voting guidelines and a record of the Vericimetry U.S. Small Cap Value Fund’s proxy votes for the year ended June 30 are available without charge, upon request, by calling 1-855-755-7550 and on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Risk Disclosures

Economic, political, and issuer specific events may cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

Vericimetry Funds

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting held on February 9, 2018 (the “Meeting”), the Board of Trustees (“Board”), including a majority of the independent trustees, met to consider, among other matters, the approval of an investment management agreement (the “Investment Management Agreement”) between the Adviser and the Fund).

In considering the renewal of the Investment Management Agreement , the Board considered written and oral responses provided by the Adviser to an information request letter submitted by Fund Counsel.

The Board specifically evaluated information provided in relation to the approval of the Investment Management Agreement including details about: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from the relationship with the Fund; (iii) the extent to which economies of scale may be realized as the Fund grows; (iv) the management fee and expense ratio of the Fund; (v) potential fall-out benefits to the Adviser from its relationship to the Fund; and (vi) other general information about the Adviser.

The Board reviewed the background information of the Adviser’s key investment personnel, taking into consideration their education and financial industry experience. The Board acknowledged that the Adviser had added a new portfolio manager since the Board’s last review of the nature, extent and quality of the services provided by the Adviser. They discussed the Adviser’s investment process and expressed their satisfaction with the Adviser’s risk management process. The Board noted that the Fund outperformed its benchmark, the Russell 200 Value Index, for the One-Year, Five-Year and Since Inception periods, as well as the average and median performance for the Morningstar Small Cap Value Category (the “Peer Group”). The Board concluded that the Adviser should continue to provide high quality services to the Fund for the benefit of the shareholders.

The Board compared the Fund’s investment advisory fee and expense ratio to investment advisory fees and expense ratios of the Peer Group. The Board noted that the Fund’s investment advisory fee of 0.50% was lower than the Peer Group average and median of 0.83%, and the Fund’s gross expense ratio of 0.670% and net expense ratio of 0.610% was lower than the average (1.135%) and median (1.140%) expense ratios of the Peer Group. They also noted the advisory fee waiver structure in effect for the Fund. The Board, upon reviewing the rationale for the Fund’s operating expense ratio, agreed that the fees selected were appropriate and reasonable in relation to the services to be provided. After further discussion, the Board concluded that the Fund’s advisory fee was not unreasonable.

In terms of potential “fall out” benefits to the Adviser from its relationship to the Fund, the Board noted that the Adviser does not engage in the use of soft dollars. The Board discussed economies of scale, noting that no such economies of scale were achieved at this point given the low asset base of the Fund. The Board agreed that the matter of economies of scale would be revisited at the next renewal of the advisory agreement and as the Fund’s size increases.

The Board then concluded its evaluation of the nature, extent and quality of the services to be provided to the Fund and without assigning particular weight to any single conclusion, supported approval of the Investment Management Agreement for the Fund.

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Vericimetry U.S. Small Cap Value Fund

UMB Distribution Services, LLC, Distributor

P.O. Box 2175, Milwaukee, WI 53201-2175

www.vericimetryfunds.com

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

The schedule of investments in securities in unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submissions of Matters to a Vote of Security Holders

As of the end of the period covered by this report, the Registrant had not adopted any procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant's certifying officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on his evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13. Exhibits.

(a)(1) Code of Ethics – Not applicable to semi-annual reports.

(a)(2) Certification for the principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

(a)(3) Not Applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	June 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

Vericimetry Funds

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	June 8, 2018

By:	/s/ Michael Thill
Michael Thill
Treasurer

Date:	June 8, 2018